Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid-Cap Value Fund

Supplement dated June 20, 2018 to the

Prospectus dated February 1, 2018 and the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on June 19, 2018, Systematic Financial Management, L.P. (“Systematic”) was removed as co-subadviser to the MassMutual Select Mid-Cap Value Fund. All references to Systematic in the Prospectus and Summary Prospectus are, therefore, deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid-Cap Value Fund

Supplement dated June 20, 2018 to the

Prospectus dated February 1, 2018 and the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on June 19, 2018, Systematic Financial Management, L.P. (“Systematic”) was removed as co-subadviser to the MassMutual Select Mid-Cap Value Fund. All references to Systematic in the Prospectus and Summary Prospectus are, therefore, deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE